INVESTMENTS, DEBT AND DERIVATIVES - Fair value narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Interest held in other investment	0.10
SILQ Group
Disclosure of fair value measurement of liabilities [line items]
Interest held in other investment	0.0683
Dastgyr Technologies Pte. Ltd
Disclosure of fair value measurement of liabilities [line items]
Interest held in other investment	0.1496
Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 3,091	$ 3,157